Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – January 01, 2020 at Dec. 31, 2018	$ 604	$ 2,908,557	$ 2,090,840	$ 5,000,001
Balance, shares at Dec. 31, 2018	6,039,072
Change in value of common stock subject to possible redemption	$ 34	(365,988)		(365,954)
Change in value of common stock subject to possible redemption (in shares)	336,106
Issuance of warrants in connection with conversion of promissory note – related party
Waiver of a portion of deferred underwriting fee
Net income			365,954	365,954
Balance – December 31, 2020 at Dec. 31, 2019	$ 638	2,542,569	2,456,794	5,000,001
Balance, shares at Dec. 31, 2019	6,375,178
Change in value of common stock subject to possible redemption	$ (16)	(3,542,569)	(111,928)	(3,654,513)
Change in value of common stock subject to possible redemption (in shares)	(156,004)
Issuance of warrants in connection with conversion of promissory note – related party		1,000,000		1,000,000
Waiver of a portion of deferred underwriting fee			250,000	250,000
Net income			2,404,519	2,404,519
Balance – December 31, 2020 at Dec. 31, 2020	$ 622		$ 4,999,385	$ 5,000,007
Balance, shares at Dec. 31, 2020	6,219,174